Fair Value Measurements (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENTS [Abstract]
Financial assets measured at fair value on a recurring basis	$ 0	$ 0	$ 0
Financial liabilities measured at fair value on a recurring basis	0	0	0
Impairment of intangible assets	21,000,000	20,993,137	0	1,365,376
Impairment of goodwill		6,232,770	0	0
Fair values of assets on non-recurring basis	$ 0	$ 0		$ 0